UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09397
                                                     ---------

                           The Gabelli Utilities Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                           THE GABELLI UTILITIES FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Utilities Fund (the "Fund") was down 9.18% during the first quarter of 2008 while the Standard & Poor's ("S&P") 500 Utility Index declined 9.94% and the Lipper Utility Fund Average dropped 10.24%.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------

                                                                                         Since
                                                                                       Inception
                                        Quarter      1 Year      3 Year     5 Year     (8/31/99)
                                        -------      ------      ------     ------     ---------
GABELLI UTILITIES FUND CLASS AAA ....     (9.18)%     (5.75)%      8.78%     15.48%       8.50%
S&P 500 Utility Index ...............     (9.94)      (1.62)      12.97      19.75        5.99
Lipper Utility Fund Average .........    (10.24)      (0.42)      14.04      19.42        6.83
Class A .............................     (9.14)      (5.72)       8.79      15.48        8.54
                                         (14.36)(b)  (11.14)(b)    6.66(b)   14.12(b)     7.80(b)
Class B .............................     (9.43)      (6.58)       7.93      14.56        7.98
                                         (13.96)(c)  (11.25)(c)    7.06(c)   14.33(c)     7.98
Class C .............................     (9.39)      (6.55)       7.94      14.60        8.02
                                         (10.29)(d)   (7.49)(d)    7.94      14.60        8.02
Class I .............................     (9.18)      (5.75)       8.78      15.48        8.50

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.44%, 1.44%, 2.19%, 2.19%, AND 1.19%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE VALUE OF UTILITY STOCKS CHANGE AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL, AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARE NET ASSET VALUES ("NAV") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2002 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ---------------
              COMMON STOCKS -- 89.1%
              ENERGY AND UTILITIES -- 71.1%
              ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.0%
       1,000  Ormat Technologies Inc..........................  $        43,010
                                                                ---------------
              ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 39.2%
     218,000  Allegheny Energy Inc............................       11,009,000
      50,000  ALLETE Inc. ....................................        1,931,000
      68,000  Alliant Energy Corp. ...........................        2,380,680
     100,000  Ameren Corp ....................................        4,404,000
     200,000  American Electric Power Co. Inc. ...............        8,326,000
   4,000,000  Aquila Inc.+ ...................................       12,840,000
     205,000  Avista Corp. ...................................        4,009,800
     150,000  Black Hills Corp................................        5,367,000
      25,500  Central Vermont Public Service Corp. ...........          609,450
      35,000  Cleco Corp......................................          776,300
      70,000  CMS Energy Corp. ...............................          947,800
      55,000  Constellation Energy Group Inc. ................        4,854,850
      10,000  Dominion Resources Inc. ........................          408,400
     402,000  DPL Inc. .......................................       10,307,280
       6,000  DTE Energy Co. .................................          233,340
     350,000  Duke Energy Corp. ..............................        6,247,500
       2,000  E.ON AG ........................................          370,250
      62,000  Edison International ...........................        3,039,240
     150,600  El Paso Electric Co.+ ..........................        3,218,322
       3,000  Entergy Corp. ..................................          327,240
      50,000  FirstEnergy Corp. ..............................        3,431,000
      93,000  Florida Public Utilities Co. ...................        1,036,950
     272,000  FPL Group Inc. .................................       17,065,280
     185,000  Great Plains Energy Inc. .......................        4,560,250
     345,000  Hawaiian Electric Industries Inc. ..............        8,235,150
     265,000  Integrys Energy Group Inc. .....................       12,359,600
     405,000  LSI Corp.+. ....................................        2,004,750
      55,000  Maine & Maritimes Corp.+. ......................        1,529,000
     248,000  MGE Energy Inc. ................................        8,446,880
     175,000  NiSource Inc. ..................................        3,017,000
     358,000  NorthWestern Corp. .............................        8,724,460
     110,000  NRG Energy Inc.+ ...............................        4,288,900
     197,500  OGE Energy Corp. ...............................        6,156,075
     120,000  Otter Tail Corp. ...............................        4,246,800
      40,000  PG&E Corp. .....................................        1,472,800
     145,000  Pinnacle West Capital Corp. ....................        5,086,600
     445,000  PNM Resources Inc...............................        5,549,150
      46,000  PPL Corp........................................        2,112,320
     200,000  Progress Energy Inc.............................        8,340,000
     108,000  Public Service Enterprise Group Inc.............        4,340,520
     425,000  Puget Energy Inc................................       10,994,750
     170,000  SCANA Corp......................................        6,218,600
     240,000  Southern Co.....................................        8,546,400
     130,000  TECO Energy Inc.................................        2,073,500
     130,000  The Empire District Electric Co.................        2,632,500
      77,800  Unisource Energy Corp...........................        1,731,828
     104,200  Unitil Corp.....................................        2,808,190

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ---------------
     310,000  Vectren Corp....................................  $     8,317,300
     662,200  Westar Energy Inc...............................       15,078,294
     200,000  Wisconsin Energy Corp...........................        8,798,000
     210,000  Xcel Energy Inc.................................        4,189,500
                                                                ---------------
                                                                    264,999,799
                                                                ---------------
              ENERGY AND UTILITIES:
              ELECTRIC TRANSMISSION AND DISTRIBUTION -- 7.9%
     264,640  CH Energy Group Inc. ...........................       10,294,496
     210,000  Consolidated Edison Inc. .......................        8,337,000
     360,000  Energy East Corp................................        8,683,200
     130,000  Exelon Corp.....................................       10,565,100
     165,000  Northeast Utilities.............................        4,049,100
     270,000  NSTAR...........................................        8,216,100
     110,000  Pepco Holdings Inc. ............................        2,719,200
      16,666  UIL Holdings Corp. .............................          502,147
                                                                ---------------
                                                                     53,366,343
                                                                ---------------
              ENERGY AND UTILITIES: GLOBAL UTILITIES -- 5.0%
       4,000  Areva SA .......................................        4,351,052
      24,000  Chubu Electric Power Co. Inc. ..................          599,518
     195,000  Electric Power Development Co. Ltd..............        7,022,974
         300  Electricite de France ..........................           26,102
      90,000  Endesa SA ......................................        4,720,165
     130,000  Enel SpA .......................................        1,379,201
       4,000  Energias de Portugal SA, ADR ...................          243,388
     100,000  Hera SpA .......................................          403,372
      12,000  Hokkaido Electric Power Co. Inc. ...............          278,692
      24,000  Hokuriku Electric Power Co......................          565,811
      26,000  Huaneng Power International Inc., ADR ..........          794,040
      55,028  Iberdrola SA ...................................          853,123
      20,901  Iberdrola SA, ADR ..............................        1,300,910
     100,000  Korea Electric Power Corp., ADR ................        1,504,000
      35,000  Kyushu Electric Power Co. Inc. .................          854,986
       8,775  National Grid plc, ADR .........................          613,636
       2,000  Niko Resources Ltd..............................          162,210
       6,000  Red Electrica de Espana ........................          367,345
      24,000  Shikoku Electric Power Co. Inc. ................          713,884
       2,000  Snam Rete Gas SpA ..............................           12,717
      24,000  The Chugoku Electric Power Co. Inc..............          534,510
     100,000  The Kansai Electric Power Co. Inc...............        2,487,961
      34,000  The Tokyo Electric Power Co. Inc. ..............          909,009
     140,000  Tohoku Electric Power Co. Inc. .................        3,419,944
                                                                ---------------
                                                                     34,118,550
                                                                ---------------
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.4%
      40,000  Mirant Corp.+ ..................................        1,455,600
      40,000  Mirant Corp., Escrow+ (a) ......................                0
      15,000  Mirant Corp., Escrow+ (a) ......................                0
      85,000  The AES Corp.+ .................................        1,416,950
                                                                ---------------
                                                                      2,872,550
                                                                ---------------
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 8.0%
     500,000  El Paso Corp. ..................................        8,320,000
      20,000  Energen Corp. ..................................        1,246,000

               See accompanying notes to schedule of investments.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ----------------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED (CONTINUED)
      91,000  EnergySouth Inc. ...............................  $     4,749,290
     380,000  National Fuel Gas Co. ..........................       17,939,800
     178,000  ONEOK Inc. .....................................        7,944,140
     300,000  Southern Union Co. .............................        6,981,000
     300,000  Spectra Energy Corp. ...........................        6,825,000
                                                                ---------------
                                                                     54,005,230
                                                                ---------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 3.8%
     110,000  Atmos Energy Corp. .............................        2,805,000
      51,000  Chesapeake Utilities Corp. .....................        1,511,640
     117,000  Corning Natural Gas Corp.+ .....................        1,883,700
      10,000  Delta Natural Gas Co. Inc. .....................          246,900
      25,000  Enagas .........................................          747,147
      27,000  Nicor Inc. .....................................          904,770
      65,000  Piedmont Natural Gas Co. Inc. ..................        1,706,900
       1,500  RGC Resources Inc. .............................           41,790
      65,000  South Jersey Industries Inc. ...................        2,282,150
     290,000  Southwest Gas Corp. ............................        8,108,400
     150,000  The Laclede Group Inc. .........................        5,344,500
                                                                ---------------
                                                                     25,582,897
                                                                ---------------
              ENERGY AND UTILITIES: NATURAL RESOURCES -- 0.6%
      14,000  Alliance Holdings GP LP ........................          321,160
      10,000  Compania de Minas Buenaventura SA, ADR .........          685,000
      46,000  James River Coal Co.+ ..........................          805,920
       3,500  Patriot Coal Corp.+ ............................          164,395
      35,000  Peabody Energy Corp. ...........................        1,785,000
      20,000  Uranium One Inc.+ ..............................           65,858
      50,000  Uranium Resources Inc.+ ........................          299,500
                                                                ---------------
                                                                      4,126,833
                                                                ---------------
              ENERGY AND UTILITIES: SERVICES -- 2.5%
     230,000  ABB Ltd., ADR ..................................        6,191,600
       6,000  Cameron International Corp.+ ...................          249,840
     200,000  Halliburton Co. ................................        7,866,000
       1,000  Pike Electric Corp.+ ...........................           13,930
      36,000  Tenaris SA, ADR ................................        1,794,600
      15,000  Weatherford International Ltd.+ ................        1,087,050
                                                                ---------------
                                                                     17,203,020
                                                                ---------------
              ENERGY AND UTILITIES: WATER -- 0.7%
       3,000  American States Water Co. ......................          108,000
      44,000  Aqua America Inc. ..............................          826,320
       2,000  California Water Service Group .................           76,300
       2,000  Consolidated Water Co. Ltd. ....................           44,060
      10,000  Middlesex Water Co. ............................          181,600
      40,000  Pennichuck Corp. ...............................          924,000
      72,000  SJW Corp. ......................................        2,058,480
      61,600  Suez SA, Strips+ ...............................              973
      10,000  United Utilities plc, ADR ......................          274,476
       1,650  York Water Co. .................................           24,733
                                                                ---------------
                                                                      4,518,942
                                                                ---------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ---------------
              DIVERSIFIED INDUSTRIAL -- 1.3%
       6,000  Bouygues SA ....................................  $       381,175
     225,000  General Electric Co. ...........................        8,327,250
      16,000  Mueller Water Products Inc., Cl. A .............          130,880
                                                                ---------------
                                                                      8,839,305
                                                                ---------------
              ENVIRONMENTAL SERVICES -- 0.0%
       2,250  Veolia Environnement ...........................          156,865
                                                                ---------------
              EXCHANGE TRADED FUNDS -- 1.6%
      85,000  Utilities HOLDRS Trust .........................       10,546,800
                                                                ---------------
              TOTAL ENERGY AND UTILITIES .....................      480,380,144
                                                                ---------------
              COMMUNICATIONS -- 15.1%
              CABLE AND SATELLITE -- 3.4%
     320,000  Cablevision Systems Corp., Cl. A+ ..............        6,857,600
     350,000  Charter Communications Inc., Cl. A+ ............          298,200
      10,000  Cogeco Cable Inc. ..............................          350,626
      40,000  Cogeco Inc. ....................................        1,188,563
      90,000  Comcast Corp., Cl. A ...........................        1,740,600
      65,000  DISH Network Corp., Cl. A+ .....................        1,867,450
      11,000  EchoStar Corp., Cl. A+ .........................          324,940
     100,000  Liberty Global Inc., Cl. A+ ....................        3,408,000
       6,000  Mediacom Communications Corp., Cl. A+ ..........           25,980
      40,000  Rogers Communications Inc., Cl. B ..............        1,436,800
      12,000  Shaw Communications Inc., Cl. B ................          218,160
      90,000  The DIRECTV Group Inc.+ ........................        2,231,100
      70,000  Time Warner Cable Inc., Cl. A+ .................        1,748,600
      33,000  Tokyo Broadcasting System Inc. .................          787,921
      42,396  Zon Multimedia Servicos de Telecomunicacoes
                e Multimedia SGPS SA .........................          502,666
       7,042  Zon Multimedia Servicos de Telecomunicacoes
                e Multimedia SGPS SA, ADR (b) ................           83,800
                                                                ---------------
                                                                     23,071,006
                                                                ---------------
              TELECOMMUNICATIONS -- 8.3%
     240,000  AT&T Inc. ......................................        9,192,000
     195,000  BCE Inc. .......................................        6,577,350
     500,000  Cincinnati Bell Inc.+ ..........................        2,130,000
     290,000  Deutsche Telekom AG, ADR .......................        4,808,200
         200  Hutchison Telecommunications International
                Ltd. .........................................              285
         600  Mobistar SA ....................................           54,372
      30,000  Neuf Cegetel ...................................        1,670,482
       1,600  Nippon Telegraph & Telephone Corp. .............        6,902,087
     245,000  Nortel Networks Corp.+ .........................        1,639,050
      43,000  Philippine Long Distance Telephone Co., ADR ....        2,857,780
     250,000  Portugal Telecom SGPS SA .......................        2,904,912
      40,000  Portugal Telecom SGPS SA, ADR ..................          462,800
         200  PT Indosat Tbk .................................              154
     100,000  Rural Cellular Corp., Cl. A+ ...................        4,423,000
     360,000  Sprint Nextel Corp. ............................        2,408,400
         600  Tele2 AB, Cl. B ................................           11,335
      30,000  Telecom Italia SpA, ADR ........................          626,700

               See accompanying notes to schedule of investments.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ---------------
              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
       1,066  Telefonica SA, ADR .............................  $        92,220
      18,000  Telephone & Data Systems Inc. ..................          706,860
      35,000  Time Warner Telecom Inc., Cl. A+ ...............          542,150
     225,000  Verizon Communications Inc. ....................        8,201,250
                                                                ---------------
                                                                     56,211,387
                                                                ---------------
              WIRELESS COMMUNICATIONS -- 3.4%
       7,000  America Movil SAB de CV, Cl. L, ADR ............          445,830
      16,000  China Mobile Ltd., ADR .........................        1,200,160
      16,500  China Unicom Ltd., ADR .........................          350,955
      25,000  Clearwire Corp., Cl. A+ ........................          370,250
      20,000  Millicom International Cellular SA+ ............        1,891,000
       2,600  Mobile TeleSystems OJSC, ADR ...................          197,210
         180  MobileOne Ltd. .................................              277
       4,800  NTT DoCoMo Inc. ................................        7,271,268
     165,000  Price Communications Corp., Escrow+ (a) ........                0
      28,000  SK Telecom Co. Ltd., ADR .......................          605,080
         200  SmarTone Telecommunications Holdings Ltd. ......              211
      70,000  United States Cellular Corp.+ ..................        3,850,000
      95,000  Vimpel-Communications, ADR .....................        2,839,550
     130,000  Vodafone Group plc, ADR ........................        3,836,300
                                                                ---------------
                                                                     22,858,091
                                                                ---------------
              TOTAL COMMUNICATIONS ...........................      102,140,484
                                                                ---------------
              OTHER -- 2.9%
              AVIATION: PARTS AND SERVICES -- 1.2%
   1,000,000  Rolls-Royce Group plc+ .........................        7,998,095
  89,600,000  Rolls-Royce Group plc, Cl. B ...................          177,824
                                                                ---------------
                                                                      8,175,919
                                                                ---------------
              BUILDING AND CONSTRUCTION -- 0.1%
       3,400  Acciona SA .....................................          910,642
                                                                ---------------
              BUSINESS SERVICES -- 0.1%
      25,000  Clear Channel Outdoor Holdings Inc., Cl. A+ ....          475,250
                                                                ---------------
              ENTERTAINMENT -- 0.6%
     100,000  Vivendi ........................................        3,907,422
                                                                ---------------
              HEALTH CARE -- 0.1%
      12,000  Tsumura & Co. ..................................          299,157
                                                                ---------------
              TRANSPORTATION -- 0.8%
     145,000  GATX Corp. .....................................        5,665,150
                                                                ---------------
              TOTAL OTHER ....................................       19,433,540
                                                                ---------------
              TOTAL COMMON STOCKS ............................      601,954,168
                                                                ---------------
              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              ENERGY AND UTILITIES -- 0.1%
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.1%
         800  El Paso Corp., 4.990% Cv. Pfd. (b) .............        1,089,846
                                                                ---------------
              COMMUNICATIONS -- 0.1%
              TELECOMMUNICATIONS -- 0.1%
      11,400  Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B ..          483,360
                                                                ---------------
              TOTAL CONVERTIBLE PREFERRED STOCKS .............        1,573,206
                                                                ---------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                            VALUE
------------                                                    ---------------
              CONVERTIBLE BONDS -- 0.3%
              COMMUNICATIONS -- 0.3%
              TELECOMMUNICATIONS -- 0.3%
$  1,875,000  Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 .............................  $     1,860,938
                                                                ---------------

   SHARES
------------
              WARRANTS -- 0.1%
              ENERGY AND UTILITIES -- 0.1%
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.1%
       3,480  Mirant Corp., Ser. A, expire 01/03/11+ .........           55,158
      38,363  Mirant Corp., Ser. B, expire 01/03/11+ .........          635,675
                                                                ---------------
                                                                        690,833
                                                                ---------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 0.0%
      56,700  Corning Natural Gas Corp., expire 08/17/11+ ....          102,060
                                                                ---------------
              TOTAL ENERGY AND UTILITIES .....................          792,893
                                                                ---------------
              COMMUNICATIONS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
      16,000  Bharti Airtel Ltd., expire 12/15/16+ (b) .......          326,666
                                                                ---------------
              TOTAL WARRANTS .................................        1,119,559
                                                                ---------------

 PRINCIPAL
   AMOUNT
------------
              U.S. GOVERNMENT OBLIGATIONS -- 10.3%
              U.S. TREASURY BILLS -- 10.2%
$ 68,956,000  U.S. Treasury Bills, 1.017% to 2.283%++,
                04/03/08 to 09/18/08 .........................       68,735,057
                                                                ---------------
              U.S. TREASURY NOTES -- 0.1%
     640,000  U.S. Treasury Note, 5.000%, 07/31/08 ...........          647,750
                                                                ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ..............       69,382,807
                                                                ---------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $639,163,940) ..........................  $   675,890,678
                                                                ===============
----------
              Aggregate book cost ............................  $   639,163,940
                                                                ---------------
              Gross unrealized appreciation ..................  $    77,566,492
              Gross unrealized depreciation ..................      (40,839,754)
                                                                ---------------
              Net unrealized appreciation/depreciation .......  $    36,726,738
                                                                ===============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $0 or 0.00% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A securities amounted to $1,500,312 or 0.22% of total investments.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt
GDR   Global Depositary Receipt

               See accompanying notes to schedule of investments.

THE GABELLI UTILITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                INVESTMENTS IN   OTHER FINANCIAL INSTRUMENTS
                                                  SECURITIES            (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)         APPRECIATION)*
---------------------------------------------   --------------   ---------------------------
Level 1 - Quoted Prices                         $  604,646,933                   --
Level 2 - Other Significant Observable Inputs       71,243,745            $   4,211
Level 3 - Significant Unobservable Inputs                    0                   --
                                                --------------            ---------
Total                                           $  675,890,678            $   4,211
                                                ==============            =========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

THE GABELLI UTILITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                             INVESTMENTS IN
                                                               SECURITIES
                                                             (MARKET VALUE)
                                                             --------------
    BALANCE AS OF 12/31/07                                       $    0
    Accrued discounts/premiums                                       --
    Realized gain (loss)                                             --
    Change in unrealized appreciation/depreciation                   --
    Net purchases (sales)                                            --
    Transfers in and/or out of Level 3                               --
                                                                 ------
    BALANCE AS OF 3/31/08                                        $    0
                                                                 ======

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into contract for difference swaps with Bear, Stearns International Limited. Details of the swaps at March 31, 2008 are as follows:

                                                                                                                NET
          NOTIONAL                 EQUITY SECURITY               INTEREST RATE/              TERMINATION     UNREALIZED
           AMOUNT                      RECEIVED               EQUITY SECURITY PAID               DATE       APPRECIATION
          --------                 ---------------            --------------------           -----------   -------------
                                     Market Value         Overnight LIBOR plus 40 bps plus
                                   Appreciation on:         Market Value Depreciation on:
$153,552 (20,000 shares)        International Power plc        International Power plc          09/15/08      $  4,211

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                THE GABELLI UTILITIES FUND                       [LOGO]
                   One Corporate Center
                 Rye, New York 10580-1422
                       800-GABELLI
                       800-422-3554
                    FAX: 914-921-5118
                 WEBSITE: WWW.GABELLI.COM
                 E-MAIL: INFO@GABELLI.COM
   Net Asset Value per share available daily by calling
               800-GABELLI after 6:00 P.M.

                    BOARD OF TRUSTEES

Mario J. Gabelli, CFA          Mary E. Hauck
CHAIRMAN AND CHIEF             FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER              GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.          MUTUAL FUND MANAGEMENT CO.        THE
                                                                 GABELLI
Anthony J. Colavita            Werner J. Roeder, MD              UTILITIES
ATTORNEY-AT-LAW                MEDICAL DIRECTOR                  FUND
ANTHONY J. COLAVITA, P.C.      LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

                           OFFICERS

Bruce N. Alpert                Peter D. Goldstein
PRESIDENT                      CHIEF COMPLIANCE OFFICER

Agnes Mullady
SECRETARY AND TREASURER

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

        CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
           Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------
This report is submitted  for the general  information  of the
shareholders  of  The  Gabelli   Utilities  Fund.  It  is  not
authorized for  distribution to prospective  investors  unless    FIRST QUARTER REPORT
preceded or accompanied by an effective prospectus.                     MARCH 31, 2008
--------------------------------------------------------------
GAB470Q108SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.